Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Information about Cash and cash equivalents

	2025	2024
	US$m	US$m
Cash and cash equivalents
Cash at bank	1,414	1,603
Term deposits	4,298	2,320
Total cash and cash equivalents	5,712	3,923

Summary of Group's cash and cash equivalents by currency	The following table summarises the Group’s cash and cash equivalents by currency.

	2025	2024
	US$m	US$m
US dollar	5,447	3,617
Australian dollar	137	173
Other	128	133
Total cash and cash equivalents	5,712	3,923